Fees Summary	Nov. 07, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,499,287,500.00
Previously Paid Amount	0.00
Total Fee Amount	207,051.60
Total Offset Amount	0.00
Net Fee	$ 207,051.60
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Final Prospectus	true